Intangible assets	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
8.	Intangible assets

Cost	Licenses	Patents and drug approvals	Brand names and trademarks	Customer list	Software	Total
At December 31, 2020	$1,181	$24,438	$4,568	$5,571	$—	$35,758
Additions	—	—	—	—	441	441
Effect of movements in exchange rates	(5)	(104)	(19)	(24)	5	(147)

At December 31, 2021	$1,176	$24,334	$4,549	$5,547	$446	$36,052

Additions					296	296
Effect of movements in exchange rates	80	1,662	311	379	39	2,471

At December 31, 2022	$1,256	$25,996	$4,860	$5,926	$781	$38,819

Accumulated amortization	Licenses	Patents and drug approvals	Brand names and trademarks	Customer list	Software	Total
At December 31, 2020	$7	$17,332	$4,076	$747	$—	$22,162
Amortization	166	1,841	49	683		2,739
Effect of movements in exchange rates	2	(50)	(18)	5	—	(61)

At December 31, 2021	$175	$19,123	$4,107	$1,435	$—	$24,840
Amortization	172	589	50	709	74	1,594
Effect of movements in exchange rates	19	1,330	284	126	2	1,761

At December 31, 2022	$366	$21,042	$4,441	$2,270	$76	$28,195

Carrying amounts	Licenses	Patents and drug approvals	Brand names and trademarks	Customer list	Software	Total
At December 31, 2021	$1,001	$5,211	$442	$4,112	$446	$11,212
At December 31, 2022	$890	$4,954	$419	$3,656	$705	$10,624

In September 2019 the Company acquired ownership of ZYPITAMAG
®
for the U.S. and Canadian markets. Under terms of the agreement, Zydus received an upfront payment of U.S. $5,000 (CDN $6,622) and U.S. $2,000 (CDN $2,649) in deferred payments to be paid in equal instalments annually over the next four years, as well as contingent payments on the achievement of milestones and royalties related to net sales. The Company previously had acquired U.S. marketing rights with a profit-sharing arrangement. With this acquisition the Company obtained full control of marketing and pricing negotiation for ZYPITAMAG
®
. Upon completion of the acquisition, $8,930 was recorded within patents and drug approvals relating to the upfront and deferred payments and $1,457 was transferred from licenses to patents and drug approvals pertaining to the cost of the previously acquired license over ZYPITAMAG
®
. The fair value of the remaining deferred payments of $677 is recorded on the consolidated statements of financial position within current portion of acquisition payable. The initial amortization period pertaining to the ZYPITAMAG
®
intangible assets was 4.3 years. During the year ended December 31, 2021, management applied a prospective change to the amortization period of ZYPITAMAG
®
license
to extend the amortization period of the asset by 7 years, consistent with the term of the licensing
agreement. The remaining amortization period of the ZYPITAMAG
®
license is 8.1 years as at December 31, 2022.

The Company had determined there were no indicators of impairment as at December 31, 2022.
As at December 31, 2022, intangible assets pertaining AGGRASTAT
®
were fully amortized.
For the year ended December 31, 2022, amortization of intangible assets totaling $589 (2021 - $1,841 and 2020 - $2,428) is recorded within cost of goods sold pertaining to the ZYPITAMAG
®
intangible assets. In addition, for the year ended December 31, 2022, $1,005 (2021 - $897 and 2020 – $38)

of amortization of
intangible
assets is recorded within selling expenses as a result of the amortization of the intangible assets pertaining to Marley Drug.